Related Party Transactions (Schedule of Related Party Receivables and Payables) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Contract assets	$ 108	$ 168
Accounts payable and accrued liabilities	1,241	1,146
Other long-term liabilities	403	386
Banco Bradesco [Member] | Affiliated Entity [Member]
Related Party Transaction
Trade receivables	47	42
Contract assets	5	2
Accounts payable and accrued liabilities	10	10
Other long-term liabilities	$ 17	$ 22